UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

TappAlpha S&P 500 Growth & Daily Income ETF, TappAlpha Innovation 100 Growth & Daily Income ETF, TSPY LIFT ETF and TDAQ LIFT ETF (the “TappAlpha ETFs”)

ITEM 1.(a).  Reports to Stockholders.

TDAQ LIFT ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 TDAQ LIFT ETF ticker: TDAX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the TDAQ LIFT ETF for the period of January 7, 2026 (inception) to June 30, 2026. You can find additional information about the Fund at www.tappalphafunds.com/etfs/tdax. You can also contact us at (844) 403-2888.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDAQ LIFT ETF	$52¹	0.98%²
¹	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Market Exposure

Total Return Swap Contracts	130.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Money Market Fund	64.61%
Cash	20.47%
Derivatives	13.64%
Other Assets Net of Liabilities	1.28%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.tappalphafunds.com/etfs/tdax.

Key Fund Statistics

(as of June 30, 2026 )

Fund Net Assets	$43,477,077
Number of Holdings	2
Total Net Advisory Fee	$86,373
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026 )

TappAlpha Innovation 100 Growth & Daily Income ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 TappAlpha Innovation 100 Growth & Daily Income ETF ticker: TDAQ (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the TappAlpha Innovation 100 Growth & Daily Income ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.tappalphafunds.com/etfs/tdaq. You can also contact us at (844) 403-2888.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha Innovation 100 Growth & Daily Income ETF	$37	0.68%¹
¹	Annualized.

Market Exposure

Top Holdings
Invesco NASDAQ 100 ETF	99.54%
First American Government Obligations Fund - Class X	0.14%

Material Changes

Change to Investment Objective

Effective May 1, 2026, the Fund revised its secondary investment objective from seeking exposure to the performance of the Invesco QQQ Trust, Series 1 (“QQQ”), subject to a limit on potential investment gains, to seeking exposure to the performance of the NASDAQ-100® Index. The revised objective provides the Adviser with additional flexibility to obtain exposure to the NASDAQ-100® Index through one or more exchange-traded funds that track the Index and/or through direct investment in some or all of the equity securities comprising the Index. The Fund’s primary investment objective of seeking current income while maintaining prospects for capital appreciation did not change.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.tappalphafunds.com/etfs/tdaq.

Key Fund Statistics

(as of June 30, 2026 )

Fund Net Assets	$248,683,722
Number of Holdings	2
Total Net Advisory Fee	$503,095
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026 )

TSPY LIFT ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 TSPY LIFT ETF ticker: TSYX (Listed on NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the TSPY LIFT ETF for the period of January 7, 2026 (inception) to June 30, 2026. You can find additional information about the Fund at www.tappalphafunds.com/etfs/tsyx. You can also contact us at (844) 403-2888.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSPY LIFT ETF	$48¹	0.98%²
¹	Costs are for the period of January 7, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Market Exposure

Total Return Swap Contracts	128.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Money Market Fund	73.61%
Cash	13.89%
Derivatives	12.11%
Other Assets Net of Liabilities	0.39%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.tappalphafunds.com/etfs/tsyx.

Key Fund Statistics

(as of June 30, 2026 )

Fund Net Assets	$13,610,848
Number of Holdings	2
Total Net Advisory Fee	$44,205
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026 )

TappAlpha S&P 500 Growth & Daily Income ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 TappAlpha S&P 500 Growth & Daily Income ETF ticker: TSPY (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the TappAlpha S&P 500 Growth & Daily Income ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.tappalphafunds.com/etfs/tspy. You can also contact us at (844) 403-2888.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha S&P 500 Growth & Daily Income ETF	$35	0.68%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026 )

Fund Net Assets	$310,530,244
Number of Holdings	2
Total Net Advisory Fee	$846,550
Portfolio Turnover Rate	0.59%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026 )

Market Exposure

Top Holdings
Vanguard S&P 500 ETF	99.45%
First American Government Obligations Fund - Class X	0.37%

Material Changes

Fund Name Change

Effective May 1, 2026, the Fund changed its name from TappAlpha SPY Growth & Daily Income ETF to TappAlpha S&P 500 Growth & Daily Income ETF. The name change more accurately reflects the Fund’s investment focus on obtaining exposure to the S&P 500® Index rather than through a single exchange-traded fund.

Change to Investment Objective

Effective May 1, 2026, the Fund revised its secondary investment objective to seek exposure to the performance of the S&P 500® Index, rather than the performance of the SPDR S&P 500 ETF Trust (“SPY”). The Fund’s primary investment objective of seeking current income while maintaining prospects for capital appreciation did not change.

Change to 80% Investment Policy

Effective May 1, 2026, the Fund revised its 80% investment policy to provide that, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the S&P 500® Index. The revised policy provides the Fund with broader flexibility to obtain exposure to the S&P 500® Index through one or more ETFs, other financial instruments, or direct investments in securities comprising the Index.

Change to Annual Fund Operating Expenses

Effective May 26, 2026, the Fund’s Acquired Fund Fees and Expenses decreased from 0.09% to 0.03%, resulting in a decrease in Total Annual Fund Operating Expenses from 0.77% to 0.71%.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.tappalphafunds.com/etfs/tspy.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended June 30, 2026 (unaudited)

TappAlpha S&P 500 Growth & Daily Income ETF

TappAlpha Innovation 100 Growth & Daily Income ETF

TSPY LIFT ETF(1)

TDAQ LIFT ETF(1)

(1) The Fund commenced operations on January 7, 2026.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

		Shares	Value
99.45%	EXCHANGE TRADED FUNDS
	Vanguard S&P 500 ETF	449,630	$308,810,380

99.45%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $313,080,264)		308,810,380

0.37%	MONEY MARKET FUND
	First American Government Obligations Fund - X Class 3.557%(A)
	(Cost: $1,151,138)	1,151,138	1,151,138

99.82%	TOTAL INVESTMENTS
	(Cost: $314,231,402)		309,961,518
0.18%	Other assets, net of liabilities		568,726
100.00%	NET ASSETS		$310,530,244

(A)Effective 7-day yield as of June 30, 2026.

TAPPALPHA INNOVATION 100 GROWTH & DAILY INCOME ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

		Shares	Value
99.54%	EXCHANGE TRADED FUNDS
	Invesco NASDAQ 100 ETF	817,031	$247,535,882

99.54%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $240,762,184)		247,535,882

0.14%	MONEY MARKET FUND
	First American Government Obligations Fund - X Class 3.557%(A)
	(Cost: $340,822)	340,822	340,822

99.68%	TOTAL INVESTMENTS
	(Cost: $241,103,006)		247,876,704
0.32%	Other assets, net of liabilities		807,018
100.00%	NET ASSETS		$248,683,722

(A)Effective 7-day yield as of June 30, 2026.

TSPY LIFT ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Shares	Value
MONEY MARKET FUND - 73.61%
First American Government Obligations Fund - X Class 3.557%(A)
(Cost: $10,018,490)	10,018,490	$10,018,490

TOTAL INVESTMENTS - 73.61%		10,018,490
(Cost: $10,018,490)
Other Assets, Net of Liabilities - 26.39%(B)		3,592,358
TOTAL NET ASSETS - 100.00%		$13,610,848

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	TappAlpha S&P 500 Growth & Daily Income ETF	Receive	OBFR01(C)+ 125bps	Monthly	1/12/28	$17,458,545	$1,648,867
TOTAL RETURN SWAP CONTRACTS						$17,458,545	$1,648,867

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

TDAQ LIFT ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Shares	Value
MONEY MARKET FUND - 64.61%
First American Government Obligations Fund - X Class 3.557%(A)
(Cost: $28,089,736)	28,089,736	$28,089,736

TOTAL INVESTMENTS - 64.61%		28,089,736
(Cost: $28,089,736)
Other Assets, Net of Liabilities - 35.39%(B)		15,387,341
TOTAL NET ASSETS - 100.00%		$43,477,077

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	TappAlpha Innovation 100 Growth & Daily Income ETF	Receive	OBFR01(C)+ 125bps	Monthly	1/12/28	$56,497,000	$5,930,352
TOTAL RETURN SWAP CONTRACTS						$56,497,000	$5,930,352

(A)Effective 7-day yield as of June 30, 2026.

(B)Includes cash which is being held as collateral for total return swap contracts.

(C)OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.

TAPPALPHA ETFS

Statements of Assets and LiabilitiesJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	S&P 500 Growth & Daily Income ETF	Innovation 100 Growth & Daily Income ETF	TSPY Lift ETF	TDAQ Lift ETF
ASSETS
Investments at value(1) (Note 1)	$309,961,518	$247,876,704	$10,018,490	$28,089,736
Cash at broker (Note 1)	701,421	928,893	—	—
Cash collateral	—	—	1,890,000	8,900,000
Receivable for capital stock sold	—	848,613	—	514,524
Receivable for securities sold	3,647,220	—	—	—
Interest receivable	1,026	352	26,244	70,811
Net unrealized appreciation of total return swap contracts	—	—	1,648,867	5,930,352
Due from counterparty on total return swap contracts	—	—	36,907	—
TOTAL ASSETS	314,311,185	249,654,562	13,620,508	43,505,423

LIABILITIES
Distributions payable	3,615,955	—	—	—
Payable for securities purchased	—	844,377	—	—
Accrued advisory fees	164,986	126,463	9,660	28,346
TOTAL LIABILITIES	3,780,941	970,840	9,660	28,346
NET ASSETS	$310,530,244	$248,683,722	$13,610,848	$43,477,077

Net Assets Consist of:
Paid-in capital	$304,874,516	$233,239,767	$13,758,806	$40,578,865
Distributable earnings (accumulated deficits)	5,655,728	15,443,955	(147,958)	2,898,212
Net Assets	$310,530,244	$248,683,722	$13,610,848	$43,477,077

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	12,250,000	8,790,000	580,000	1,690,000
Net Asset Value and Offering Price Per Share	$25.35	$28.29	$23.47	$25.73

(1) Identified cost of:	$314,231,402	$241,103,006	$10,018,490	$28,089,736

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	S&P 500 Growth & Daily Income ETF	Innovation 100 Growth & Daily Income ETF	TSPY Lift ETF(1)	TDAQ Lift ETF(1)
INVESTMENT INCOME
Dividends	$1,479,892	$431,451	$—	$—
Interest	—	2,738	120,304	216,384
Total investment income	1,479,892	434,189	120,304	216,384

EXPENSES
Investment advisory fees (Note 2)	846,550	503,095	44,205	86,373
Total expenses	846,550	503,095	44,205	86,373

Net investment income (loss)	633,342	(68,906)	76,099	130,011

REALIZED AND UNREALIZED GAIN (LOSS) OF INVESTMENTS
Net realized gain (loss) on investments(2)	34,068,379	23,629,597	—	—
Net realized gain (loss) on options purchased	434,471	1,865,293	—	—
Net realized gain (loss) on options written	(4,217,507)	(3,932,400)	—	—
Net realized gain (loss) on total return swap contracts	—	—	(1,064,171)	(1,248,014)
Total net realized gain (loss)	30,285,343	21,562,490	(1,064,171)	(1,248,014)

Net change in unrealized appreciation (depreciation) of investments	(13,184,480)	6,397,984	—	—
Net change in unrealized appreciation (depreciation) of total return swap contracts	—	—	1,648,867	5,930,352
Total net change in unrealized appreciation (depreciation)	(13,184,480)	6,397,984	1,648,867	5,930,352

Net realized and unrealized gain (loss)	17,100,863	27,960,474	584,696	4,682,338

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,734,205	$27,891,568	$660,795	$4,812,349

(1)The Fund commenced operations on January 7, 2026.

(2)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

TAPPALPHA ETFS

Statement of OperationsSix Months Ended June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	S&P 500 Growth & Daily Income ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$633,342	$477,155
Total net realized gain (loss)	30,285,343	1,453,158
Total net change in unrealized appreciation (depreciation)	(13,184,480)	8,794,865
Increase (decrease) in net assets from operations	17,734,205	10,725,178

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(20,982,216)	(1,416,714)
Return of capital	—	(6,750,976)
Decrease in net assets from distributions	(20,982,216)	(8,167,690)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	533,158,163	170,811,844
Shares redeemed	(391,022,674)	(15,503,436)
Increase (decrease) in net assets from capital stock transactions	142,135,489	155,308,408

NET ASSETS
Increase (decrease) during period	138,887,478	157,865,896
Beginning of period	171,642,766	13,776,870
End of period	$310,530,244	$171,642,766

(1)The Fund commenced operations on September 4, 2025.

(2)The Fund commenced operations on January 7, 2026.

TAPPALPHA ETFS

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Innovation 100 Growth & Daily Income ETF		TSPY Lift	TDAQ Lift
Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)	Period Ended June 30, 2026(2) (unaudited)	Period Ended June 30, 2026(2) (unaudited)

$(68,906)	$26,524	$76,099	$130,011
21,562,490	774,695	(1,064,171)	(1,248,014)
6,397,984	375,713	1,648,867	5,930,352
27,891,568	1,176,932	660,795	4,812,349

(12,822,548)	(743,477)	(808,753)	(1,914,137)
—	(924,670)	—	—
(12,822,548)	(1,668,147)	(808,753)	(1,914,137)

371,209,817	70,005,985	17,174,444	40,828,548
(205,829,583)	(1,280,302)	(3,415,638)	(249,683)
165,380,234	68,725,683	13,758,806	40,578,865

180,449,254	68,234,468	13,610,848	43,477,077
68,234,468	—	—	—
$248,683,722	$68,234,468	$13,610,848	$43,477,077

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025		Period Ended December 31, 2024(1)
Net asset value, beginning of period	$25.47	$25.05		$24.00
Investment activities
Net investment income (loss)(2)	0.06	0.19		0.16
Net realized and unrealized gain (loss)	1.89	3.71		1.76
Total from investment activities	1.95	3.90		1.92
Distributions
Net investment income	(2.07)	(0.60)		(0.15)
Return of capital	—	(2.88)		(0.72)
Total distributions	(2.07)	(3.48)		(0.87)
Net asset value, end of period	$25.35	$25.47		$25.05

Total Return(3)	8.09%	17.27%		7.95%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.68%	0.70	%(5)	0.68%
Net investment income (loss)	0.51%	0.78%		1.66%
Portfolio turnover rate(6)	0.59%	0.00	%(7)	0.00	%(7)
Net assets, end of period (000s)	$310,530	$171,643		$13,777

(1)The Fund commenced operations on August 15, 2024.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross expenses, excluding interest expense, would have been 0.68% for the six months ended June 30, 2026.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

(7)Portfolio turnover rate is zero due to the Fund not purchasing any long-term securities during the period.

TAPPALPHA INNOVATION 100 GROWTH & DAILY INCOME ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Six Months Ended June 30, 2026 (unaudited)		Period Ended December 31, 2025(1)
Net asset value, beginning of period	$26.04		$24.76
Investment activities
Net investment income (loss)(2)	(0.01)		0.02
Net realized and unrealized gain (loss)	4.48		2.39
Total from investment activities	4.47		2.41
Distributions
Net investment income	(2.22)		(0.50)
Return of capital	—		(0.63)
Total distributions	(2.22)		(1.13)
Net asset value, end of period	$28.29		$26.04

Total Return(3)	18.28%		9.83%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.68%		0.68%
Net investment income (loss)	(0.09%)		0.28%
Portfolio turnover rate(5)	0.00	%(6)	1.59%
Net assets, end of period (000s)	$248,684		$68,234

(1)The Fund commenced operations on September 4, 2025.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

(6)Portfolio turnover rate is zero due to the Fund not purchasing any long-term securities during the period.

TSPY LIFT ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Period Ended June 30, 2026(1) (unaudited)
Net asset value, beginning of period	$23.84
Investment activities
Net investment income (loss)(2)	0.19
Net realized and unrealized gain (loss)	1.21
Total from investment activities	1.40
Distributions
Net investment income	(1.77)
Total distributions	(1.77)

Net asset value, end of period	$23.47

Total Return(3)	6.26%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.98%
Net investment income (loss)	1.69%
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000s)	$248,684

(1) The Fund commenced operations on January 7, 2026.

(2) Per share amounts calculated using the average shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4) Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

TDAQ LIFT ETF

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Period Ended June 30, 2026(1) (unaudited)
Net asset value, beginning of period	$23.84
Investment activities
Net investment income (loss)(2)	0.17
Net realized and unrealized gain (loss)	4.04
Total from investment activities	4.21
Distributions
Net investment income	(2.32)
Total distributions	(2.32)

Net asset value, end of period	$25.73

Total Return(3)	19.20%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.98%
Net investment income (loss)	1.48%
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000s)	$43,477

(1)The Fund commenced operations on January 7, 2026.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial StatementsJune 30, 2026 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The TappAlpha S&P 500 Growth & Daily Income ETF f/k/a TappAlpha SPY Growth & Daily Income ETF (“S&P 500 Growth”), TappAlpha Innovation 100 Growth & Daily Income ETF (“Innovation 100”), TSPY LIFT ETF (“TSPY LIFT”) and TDAQ LIFT ETF (“TDAQ LIFT”) (collectively, the “Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. TappAlpha S&P 500 Growth & Daily Income ETF commenced operations on August 15, 2024. TappAlpha Innovation 100 Growth & Daily Income ETF commenced operations on September 4, 2025. TSPY LIFT and TDAQ LIFT commenced operations on January 7, 2026.

The investment objectives of the Funds are as follows:

Fund	Objective
S&P 500 Growth	The Fund seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500® Index.
Innovation 100

The Fund seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the NASDAQ-100® Index, through investment in one or more exchange-traded funds that track the NASDAQ-100® Index and/or through direct investment in some or all of the equity securities that comprise the NASDAQ-100® Index.

TSPY LIFT	The Fund seeks daily investment results, before fees and expenses, of 130% the daily performance of the ETF shares of the TappAlpha S&P 500 Growth & Daily Income ETF (NASDAQ: TSPY) (“TSPY”).
TDAQ LIFT

The Fund seeks daily investment results, before fees and expenses, of 130% the daily performance of the ETF shares of the TappAlpha Innovation 100 Growth & Daily Income ETF (Cboe BZX Exchange Inc.: TDAQ) (“TDAQ”).

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading, “Principal Investment Strategies,” are used by Tapp Finance, Inc. d/b/a TappAlpha (the “Advisor”) to

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continued June 30, 2026 (unaudited)

make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security.

When the Funds’ use fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
S&P 500 Growth
Assets
Exchange Traded Funds	$308,810,380	$—	$—	$308,810,380
Money Market Fund	1,151,138	—	—	1,151,138
	$309,961,518	$—	$—	$309,961,518
Innovation 100
Assets
Exchange Traded Funds	$247,535,882	$—	$—	$247,535,882
Money Market Fund	340,822	—	—	340,822
	$247,876,704	$—	$—	$247,876,704
TSPY LIFT
Assets
Money Market Fund	$10,018,490	$—	$—	$10,018,490
Unrealized Appreciation of Total Return Swap Contracts	—	1,648,867	—	1,648,867
	$10,018,490	$1,648,867	$—	$11,667,357
TDAQ LIFT
Assets
Money Market Fund	$28,089,736	$—	$—	$28,089,736
Unrealized Appreciation of Total Return Swap Contracts	—	5,930,352	—	5,930,352
	$28,089,736	$5,930,352	$—	$34,020,088

Refer to each Fund’s Schedule of Investments for a listing of the securities by type and sector. The Funds held no Level 3 securities at any time during the period ended June 30, 2026.

Cash at Brokers

Cash at brokers is held as collateral for options written. As of June 30, 2026, $701,421 and $928,893 were cash deposits with brokers for S&P 500 Growth and Innovation 100, respectively.

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expenses as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2026, there were no such reclassifications.

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by S&P 500 Growth and Innovation 100. Ordinarily, TSPY LIFT and TDAQ LIFT will distribute any net investment income weekly. The Funds distribute their net realized capital gains, if any, to shareholders weekly. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
S&P 500 Growth	10,000	$300	$253,500
Innovation 100	10,000	300	282,900
TSPY LIFT	10,000	300	234,700
TDAQ LIFT	10,000	300	257,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Swap Contracts

TSPY LIFT and TDAQ LIFT may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Funds posting collateral to a tri-party account between the Funds’ custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any.

Options Contracts

The S&P 500 Growth and Innovation 100 Funds are actively managed exchange-traded funds (“ETFs”) that seek to achieve their investment objectives through a call option strategy combined with a long position in exchange-traded funds designed to track the performance of the S&P 500® Index and NASDAQ-100® Index, respectively, with short positions in certain call options. The strategy is a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. Through this call option strategy, the Funds sell or “write” exchange-traded call options to generate income from option premiums. For S&P 500 Growth these may include but are not limited to selling call options on the SPDR® S&P 500® ETF Trust (“SPY”) and/or the Vanguard S&P 500 ETF (“VOO”) or selling call options on the S&P 500 Index (“SPX”) or selling Cboe Mini-SPX Index call options (“XSP”). XSP options are designed to track the S&P 500 Index but trade at a smaller size compared to a standard SPX options contract. For Innovation 100

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

these may include but are not limited to selling call options on the Invesco QQQ Trust (“QQQ”) and/or the Invesco NASDAQ 100 ETF (“QQQM”) (or any successor or similar ETF tracking the Index) or selling call options on the NASDAQ 1000 Micro Index (“XND”) and the NASDAQ 1000 Reduced Volatility Index (“NQX”). NQX options are designed to track the NASDAQ 100 Index but trade at a smaller size compared to a standard QQQ options contract.

Neither S&P 500 Growth nor Innovation 100 held any options as of June 30, 2026.

As of June 30, 2026, TSPY LIFT and TDAQ LIFT were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
TSPY LIFT
Derivative Assets	Net unrealized appreciation of total return swap contracts	$1,648,867
TDAQ LIFT
Derivative Assets	Net unrealized appreciation of total return swap contracts	5,930,352

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended June 30, 2026, is as follows:

Fund	Derivative	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
S&P 500 Growth	Call Options Purchased	$434,471	$—
S&P 500 Growth	Call Options Written	$(4,217,507)	$—

Innovation 100	Call Options Purchased	$1,865,293	$—
Innovation 100	Call Options Written	$(3,932,400)	$—

TSPY LIFT	Total Return Swap Contracts	$(1,064,171)	$1,648,867

TDAQ LIFT	Total Return Swap Contracts	$(1,248,014)	$5,930,352

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and total return swap contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

S&P 500 Growth did not hold any options at any month end during the period ended June 30, 2026. The following indicates the average monthly volume for the Innovation 100 Fund for the period ended June 30, 2026:

Innovation 100	Average Notional Value of:
Call Options Purchased	$48,484,487
Call Options Written	(20,574,831)

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2026.

TSPY LIFT

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$1,648,867	$—	$1,648,867	$—	$1,648,867
	$1,648,867	$—	$1,648,867	$—	$1,648,867

TDAQ LIFT

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$5,930,352	$—	$5,930,352	$—	$5,930,352
	$5,930,352	$—	$5,930,352	$—	$5,930,352

*Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the period ended June 30, 2026, were as follows:

Fund	Average Monthly Notional Value
TSPY LIFT	$13,465,041
TDAQ LIFT	28,660,909

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly based on a percentage of each Fund’s daily net assets. The annualized advisory fee rate for each Fund is as follows:

Fund	Advisory Fee Rate
S&P 500 Growth	0.68%
Innovation 100	0.68%
TSPY LIFT	0.98%
TDAQ LIFT	0.98%

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

The Advisor has retained Tuttle Capital Management, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Funds’ portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly based on a percentage of each Fund’s daily net assets, subject to a minimum annual fee of $18,000 per fund. The annualized sub-advisory fee for each Fund is as follows:

Fund	Sub-Advisory Fee
S&P 500 Growth	0.06%
Innovation 100	0.04%
TSPY LIFT	0.49%
TDAQ LIFT	0.49%

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of each Fund. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 - INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales
S&P 500 Growth	$1,486,875	$26,550,209
Innovation 100	—	15,615,876
TSPY LIFT	—	—
TDAQ LIFT	—	—

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2026, were as follows:

Fund	Purchases	Sales	Realized Gains (Losses)
S&P 500 Growth	$533,997,480	$391,763,252	$34,392,094
Innovation 100	370,828,210	205,659,266	23,743,946
TSPY LIFT	—	—	—
TDAQ LIFT	—	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the period ended June 30, 2026, and the year ended December 31, 2025, was as follows:

	Period Ended June 30, 2026
	S&P 500 Growth	Innovation 100	TSPY LIFT	TDAQ LIFT
Distributions paid from:
Ordinary income	$20,982,216	$12,822,548	$808,753	$1,914,137

FINANCIAL STATEMENTS | June 30, 2026

TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

	Year Ended December 31, 2025
	S&P 500 Growth	Innovation 100
Distributions paid from:
Ordinary income	$1,416,714	$743,477
Return of capital	6,750,976	924,670
	$8,167,690	$1,668,147

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
S&P 500 Growth	$(20,348,874)	$30,274,486	$(4,269,884)	$5,655,728
Innovation 100	(12,891,454)	21,561,711	6,773,698	15,443,955
TSPY LIFT	(732,654)	(1,064,171)	1,648,867	(147,958)
TDAQ LIFT	(1,784,126)	(1,248,014)	5,930,352	2,898,212

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Growth	$314,231,402	$—	$(4,269,884)	$(4,269,884)
Innovation 100	241,103,006	6,773,698	—	6,773,698
TSPY LIFT	10,018,490	1,648,867	—	1,648,867
TDAQ LIFT	28,089,736	5,930,352	—	5,930,352

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of S&P 500 Growth and TSPY LIFT are listed for trading on the NASDAQ Stock Market®. Shares of Innovation 100 and TDAQ LIFT are listed on the Cboe BZX Exchange, Inc. Each of the Funds’ trade at market prices rather than at NAV. Shares of the Funds’ may trade at a price that is greater than, at, or less than NAV. The Funds’ will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants. “All Funds’ shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Period Ended June 30, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
S&P 500 Growth	20,890,000	(15,380,000)	5,510,000
Innovation 100	13,550,000	(7,380,000)	6,170,000
TSPY LIFT	730,000	(150,000)	580,000
TDAQ LIFT	1,700,000	(10,000)	1,690,000

	Period Ended December 31, 2025
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
S&P 500 Growth	6,890,000	(700,000)	6,190,000
Innovation 100	2,670,000	(50,000)	2,620,000

NOTE 6 - RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet its investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

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TAPPALPHA ETFS

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 7 – CONCENTRATION RISK

Each Fund seeks to achieve its investment objectives through a call option strategy combined with a long position designed to track the performance of a particular index.

S&P 500 Growth invests in exchange traded funds designed to track the performance of the S&P 500® Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty. As of June 30, 2026, 99.45% of the value of net assets for S&P 500 Growth were invested in Vanguard S&P 500 ETF.

Innovation 100 invests in exchange traded funds designed to track the investment results of the NASDAQ-100 Index®, which includes a high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines. As of June 30, 2026, 99.54% of the value of net assets for Innovation 100 were invested in Invesco NASDAQ 100 ETF.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, no additional items require disclosure.

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TAPPALPHA ETFS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tapp Finance, Inc. d/b/a TappAlpha (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Funds from the Advisor’s management fees.

Approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement

At a meeting held on December 10-11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) considered the approval of the proposed Investment Advisory Agreement (the “Tapp Advisory Agreement”) between ETF Opportunities Trust (“ETFOT”) and Tapp Finance, Inc. (“Tapp”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among Tapp, the ETFOT, and Tuttle Capital Management, LLC (“TCM”), with respect to the TSPY Lift ETF (“TSYX”) and the TDAQ Lift ETF (“TDAX”) (together, TSYX and TDAX are referred to as “Tapp Lift ETFs”). The Board reflected on its discussions with the representatives from Tapp and TCM earlier in the Meeting regarding the manner in which each Tapp Lift ETF is to be managed and the roles and responsibilities of Tapp and TCM under the Tapp Advisory Agreement and Sub-Advisory Agreement (together, the Tapp Advisory Agreement and the Sub-Advisory Agreement are referred to as the “Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreements and the responses of Tapp and TCM to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services provided by Tapp and TCM, an expense comparison analysis for each Tapp Lift ETF and comparable ETFs, and the Advisory Agreements. Trust Counsel discussed

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Supplemental Information (unaudited) - continued

the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by Tapp and TCM; (ii) the costs of the services provided and profits realized by Tapp and TCM from the relationship with the Tapp Lift ETFs; (iii) the extent to which economies of scale would be realized if each Tapp Lift ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of each Tapp Lift ETF’s shareholders; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support provided by Tapp and TCM to the Tapp Lift ETFs; (ii) presentations by management of Tapp and TCM addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Tapp Lift ETFs; (iii) information pertaining to the compliance structure of Tapp and TCM; (iv) disclosure information contained in the Trust’s registration statements and Tapp’s and TCM’s Forms ADV and their respective policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials to consider including, without limitation: (i) documents containing information about Tapp and TCM, including financial information, personnel and the services provided by Tapp and TCM to the Tapp Lift ETFs, Tapp’s and TCM’s compliance programs, current legal matters, and other general information; (ii) projected expenses of the Tapp Lift ETFs and comparative expense information for other ETFs with strategies similar to each Tapp Lift ETF prepared by an independent third party; (iii) the anticipated effect of size on each Tapp Lift ETF’s performance and expenses; and (iv) benefits realized by Tapp and TCM from their respective relationships with the Tapp Lift ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

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Supplemental Information (unaudited) - continued

1. The nature, extent, and quality of the services provided by Tapp and TCM

In this regard, the Board considered the responsibilities of Tapp and TCM under the Advisory Agreements. The Board reviewed the services provided by Tapp and TCM to the Tapp Lift ETFs, including, without limitation, Tapp’s process for formulating investment recommendations and the processes of Tapp and TCM for assuring compliance with each Tapp Lift ETF’s investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tapp for the Tapp Lift ETFs among the service providers; and the anticipated efforts of Tapp to promote each Tapp Lift ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Tapp and TCM; the education and experience of each firm’s personnel; and information provided regarding each firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tapp and TCM, the Board concluded that the nature extent, and quality of the services provided by Tapp and TCM were satisfactory and adequate for each Tapp Lift ETF.

2. The investment performance of Tapp and TCM

For its review, the Board observed that each Tapp Lift ETF had not launched, and that it had no performance history. The Board considered the experience of Tapp and TCM in managing other ETFs, including ETFs that are series of the ETFOT. The Board noted Tapp’s and TCM’s expertise in managing ETFs with derivatives exposures, including swaps, FLEX Options and 0DTE Options, as well as ETFs that invest in other ETFs.

3. The costs of services provided and profits realized by Tapp and TCM from the relationship with the Tapp Lift ETFs.

In this regard, the Board considered the financial condition of Tapp and TCM and the level of commitment to the Tapp Lift ETFs by Tapp and TCM. The Board also considered the fees and expenses of the Tapp Lift ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on current and projected profitability provided by Tapp and TCM. The Trustees considered the unitary fee structure proposed by Tapp for each Tapp Lift ETF. The Board compared the unitary fee of each Tapp Lift ETF to the advisory fees and net expense ratios of ETFs in a custom category prepared by Morningstar (its “Category”), and a peer group selected by Broadridge Financial Solutions from its Category (its “Peer Group”).

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Supplemental Information (unaudited) - continued

The Trustees noted that each Tapp Lift ETF’s proposed advisory fee was higher than the median gross and net advisory fees of its Peer Group and the median net advisory fee of its Category, but lower than the median gross advisory fee of its Category; and each Tapp Lift ETF’s projected net expense ratio was lower than the median gross and net expense ratios of its Peer Group and Category. The Trustees acknowledged Tapp’s representation that the advisory fees are appropriate and competitively priced for actively managed ETFs. The Trustees also considered the split of the advisory fees paid to Tapp versus those paid to TCM and the respective services provided by each to the Tapp Lift ETFs. After further consideration, the Board concluded that Tapp’s and TCM’s projected profitability and fees were within an acceptable range in light of Tapp’s and TCM’s proposed services of what could have been negotiated at arm’s length in light of the facts and circumstances.

4. The extent to which economies of scale would be realized as each Tapp Lift ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each Tapp Lift ETF’s shareholders.

The Trustees considered the Tapp Lift ETFs would not be of sufficient size to achieve economies of scale for the first several years of operations. The Board noted that each Tapp Lift ETF’s unitary fee structure limits its shareholders’ exposure to underlying operating expense increases, except as it relates to certain expenses such as acquired fund fees and expenses and derivatives, as applicable. The Trustees noted Tapp’s representations that breakpoints may be considered as each Tapp Lift ETF grows and as Tapp continues to offer additional products and services, including additional ETFs.

5. Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tapp Lift ETFs; the basis of decisions to buy or sell securities for the Tapp Lift ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tapp and TCM. The Board noted that Tapp and TCM do not anticipate utilizing soft dollars or commission recapture with regard to the Tapp Lift ETFs. The Board also considered potential benefits for Tapp and TCM in managing the Tapp Lift ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tapp and TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Tapp and TCM from managing the Tapp Lift ETFs were satisfactory.

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Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements for an initial two-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.
(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2026

* Print the name and title of each signing officer under his or her signature.